Share-based payments (Tables)	12 Months Ended
Mar. 29, 2026
Share-Based Payment Arrangements [Abstract]
Schedule of Stock Option, RSU and PSU Transactions
Stock option transactions are as follows:

	Year ended
	March 29, 2026		March 30, 2025
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$30.78	4,757,953	$33.51	4,608,777
Granted	$16.79	1,205,083	$17.90	1,005,636
Exercised	$9.18	(56,881)	$5.00	(115,296)
Cancelled	$25.07	(154,931)	$34.35	(741,164)
Options outstanding, end of period	$28.21	5,751,224	$30.78	4,757,953
RSUs transactions are as follows:

	Year ended
	March 29, 2026	March 30, 2025
	Number of shares	Number of shares
RSUs outstanding, beginning of period	615,158	480,518
Granted	586,077	425,251
Settled	(251,094)	(186,657)
Cancelled	(54,803)	(103,954)
RSUs outstanding, end of period	895,338	615,158
PSUs transactions are as follows:

	Year ended
	March 29, 2026	March 30, 2025
	Number of shares	Number of shares
PSUs outstanding, beginning of period	676,031	342,925
Granted	488,260	428,121
Cancelled	(17,303)	(95,015)
PSUs outstanding, end of period	1,146,988	676,031

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 29, 2026:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$8.94	11,111	0.8	11,111	0.8
$14.14	4,712	8.9	1,178	8.9
$14.29	2,565	7.6	1,282	7.6
$14.31	18,606	8.4	4,652	8.4
$14.39	211,884	8.4	52,972	8.4
$16.16	53,238	9.9	—	0.0
$16.21	519,884	7.9	207,954	7.9
$16.82	1,101,857	9.1	—	0.0
$18.98	648,406	8.1	162,846	8.1
$22.24	471,454	7.1	235,916	7.1
$23.64	42,576	1.4	42,576	1.4
$23.77	12,285	6.2	9,214	6.2
$24.64	954,097	6.1	715,555	6.1
$30.73	40,707	1.2	40,707	1.2
$31.79	35,622	1.6	35,622	1.6
$33.97	488,196	4.2	488,196	4.2
$45.34	20,633	3.2	20,633	3.2
$48.93	442,709	5.2	442,709	5.2
$50.00	250,000	4.2	250,000	4.2
$63.03	287,015	3.0	287,015	3.0
$83.53	133,667	2.2	133,667	2.2
	5,751,224	6.6	3,143,805	5.2

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	March 29, 2026	March 30, 2025
Weighted average stock price valuation	$16.79	$17.90
Weighted average exercise price	$16.79	$17.90
Risk-free interest rate	2.69%	3.98%
Expected life in years	5	5
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$5.39	$6.02